Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 4—LONG-TERM DEBT

On November 16, 2012, in connection with the Merger, APX issued $925,000,000 of 6.375% Senior Secured Notes due 2019 (the “Senior Secured Notes”) and $380,000,000 of 8.75% Senior Notes due 2020 (the “Senior Notes” and together with the Senior Secured Notes, the “Notes”). APX also entered into a new Senior Secured Revolving Credit Facility under which APX borrowed $10,000,000 at closing. In a subsequent offering, on May 31, 2013, APX issued an additional $200,000,000 of 8.75% Senior Notes due 2020 at a price of 101.75% under the indenture dated as of November 16, 2012.

The Company’s debt at September 30, 2013 consisted of the following (in thousands):

	Outstanding	Unamortized	Net Carrying
	Principal	Premium	Amount
6.375% Senior Secured Notes due 2019	$925,000	$—	$925,000
8.75% Senior Notes due 2020	580,000	3,385	583,385

Total Notes payable	$1,505,000	$3,385	$1,508,385

The Company’s debt at December 31, 2012 consisted of the following (in thousands):

	Outstanding	Unamortized	Net Carrying
	Principal	Premium	Amount
Revolving credit facility	$28,000	$—	$28,000
6.375% Senior Secured Notes due 2019	925,000	—	925,000
8.75% Senior Notes due 2020	380,000	—	380,000

Total Notes payable	$1,333,000	$—	$1,333,000

Senior Secured Notes and Senior Notes

In connection with the Merger on November 16, 2012, APX issued $1,305,000,000 aggregate principal amount of notes, of which $925,000,000 aggregate principal amount of 6.375% senior secured notes due 2019 mature on December 1, 2019 and are secured on a first-priority lien basis by substantially all of the tangible and intangible assets whether now owned or hereafter acquired by the Company, APX, and the subsidiary guarantors subject to permitted liens and exceptions, and $380,000,000 aggregate principal amount of 8.75% senior notes due 2020, which mature on December 1, 2020. As discussed above, in May 2013, APX issued an additional $200,000,000 of 8.75% Senior Notes at a price of 101.75%. Interest on the Notes accrues at the rate of 6.375% per annum for the Senior Secured Notes and 8.75% per annum for the Senior Notes. Interest on the Notes is payable semiannually in arrears on each June 1 and December 1, commencing June 1, 2013. APX may redeem each series of the Notes, in whole or part, at any time at a redemption price equal to the principal amount of the Notes to be redeemed, plus a make-whole premium and any accrued and unpaid interest at the redemption date. In addition, APX may redeem the Notes at the prices and on the terms specified in the applicable indenture.

In connection with the issuance of the Notes, the Company entered into an Exchange and Registration Rights Agreement (the “Registration Rights Agreement”) with the initial purchasers of the Notes, dated November 16, 2012. In accordance with the Registration Rights Agreement, the Company filed a registration statement Form S-4 with the Securities and Exchange Commission with respect to an exchange offer to exchange the Notes of each series for an issue of Notes (except the Exchange Notes do not contain transfer restrictions). The exchange offer was completed on October 29, 2013.

Revolving Credit Facility

In connection with the Merger, APX, the Company and the other guarantors entered into a revolving credit facility in the aggregate principal amount of $200,000,000. Borrowings bear interest based on the London Interbank Offered Rate (“LIBOR”) or, at the Company’s option, an alternative base rate, plus spread, based upon the Company’s consolidated first lien leverage ratio at the end of each fiscal quarter and a commitment fee on unused portions of the revolving credit facility. The borrowings are due November 16, 2017, which may be repaid at any time without penalty.

Scheduled Maturities

The scheduled maturities of long-term debt at September 30, 2013 are as follows (in thousands):

2018 and thereafter	1,505,000

NOTE 5—LONG-TERM DEBT

On November 16, 2012, in connection with the Merger, the Company issued $925,000,000 of 6.375% Senior Secured Notes due 2019 and $380,000,000 of 8.75% Senior Notes due 2020. The Company also entered into a new Senior Secured Revolving Credit Facility under which the Company borrowed $10,000,000 at closing.

The Company’s debt at December 31, 2012 and 2011 consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Revolving credit facility	$28,000	$—
6.375% Senior Secured Notes due 2019	925,000	—
8.75% Senior Notes due 2020	380,000	—
Dual draw term loan due 2013	—	355,000
Term loan due 2013	—	250,000
Revolving line of credit	—	18,741

Total debt	1,333,000	623,741
Less: Current portion of long-term debt	—	18,741

Total Long-term debt	$1,333,000	$605,000

Successor

Notes

In connection with the Merger on November 16, 2012, APX issued $1,305,000,000 aggregate principal amount of notes, of which $925,000,000 aggregate principal amount of 6.375% senior secured notes due 2019 (the “outstanding 2019 notes”) mature on December 1, 2019 and are secured on a first-priority lien basis by substantially all of the tangible and intangible assets whether now owned or hereafter acquired by the Company, subject to permitted liens and exceptions, and $380,000,000 aggregate principal amount of 8.75% senior notes due 2020 (the “outstanding 2020 notes” and together with the outstanding 2019 notes, the “notes”), which mature on December 1, 2020. In a subsequent offering, on May 31, 2013, the Company issued an additional $200,000,000 of 8.75% Senior Notes due 2020 at a price of 101.75% under the indenture dated as of November 16, 2012. Interest on the notes accrues at the rate of 6.375% per annum for the outstanding 2019 notes and 8.75% per annum for the outstanding 2020 notes. Interest on the notes is payable semiannually in arrears on each June 1 and December 1, commencing June 1, 2013. The Company may redeem each series of the notes, in whole or part, at any time at a redemption price equal to the principal amount of the notes to be redeemed, plus a make-whole premium and any accrued and unpaid interest at the redemption date. In addition, APX may redeem the notes at the prices and on the terms specified in the applicable indenture.

In connection with each issuance of the notes, the Company entered into an Exchange and Registration Rights Agreement (each a “Registration Rights Agreement”) with the initial purchasers of the notes, dated November 16, 2012 and May 8, 2013, respectively. Under the applicable Registration Rights Agreement, the Company has agreed to (i) file with the Securities and Exchange Commission a registration statement with respect to an exchange offer registered under the Securities Act to exchange the notes of each series for an issue of notes (except the exchange notes will not contain transfer restrictions or any increase to annual interest rate) and (ii) to use commercially reasonable efforts to cause the exchange offer registration statement to be declared effective under the Securities Act by February 7, 2014.

Revolving Credit Facility

In connection with the Merger, APX, the Company and the other guarantors entered into a revolving credit facility in the aggregate principal amount of $200,000,000. Borrowings bear interest based on the London Interbank Offered Rate (“LIBOR”) or, at the Company’s option, an alternative base rate, plus spread, based upon the Company’s consolidated first lien leverage ratio at the end of each fiscal quarter and a commitment fee of 0.50% on unused portions of the revolving credit facility. The borrowings are due November 16, 2017, which may be repaid at any time without penalty.

Scheduled Maturities

The scheduled maturities of long-term debt at December 31, 2012 are as follows (in thousands):

2013	$—
2014	—
2015	—
2016	—
2017	28,000
2018 and thereafter	1,305,000

Total	$1,333,000

Predecessor

Notes Payable

In conjunction with the Merger, the Company repaid its outstanding obligation to a group of lenders under the Third Amended and Restated Credit and Guaranty Agreement dated September 27, 2010 (the “Credit Agreement”), as amended, that provided for maximum borrowings of $690,000,000, consisting of an $85,000,000 revolving line of credit, $250,000,000 of dual draw term loans and up to $355,000,000 of term loans. As of December 31, 2011, the following obligations were outstanding, $250,000,000 of dual draw term loans, $355,000,000 of term loans and $18,741,000 of the revolving line of credit. At the time of closing, on November 16, 2012, in conjunction with the Transactions the Company wrote off approximately $3,451,000 of unamortized debt issuance costs associated with the Credit Agreement.

The borrowings bore interest at either (1) the Base Rate, which is the greater of the (i) prime rate (3.25% at December 31, 2011) and (ii) Federal Funds Effective Rate plus 0.5%, but no less than 6% per annum, plus the Applicable Margin of 9%, or (2) the LIBOR Rate 0.2836% at December 31, 2011), but no less than 3% per annum, plus the Applicable Margin of 10%, at the Company’s election at the time of drawing on the loans. The Company elected LIBOR plus 10%. The weighted average interest rate for borrowings due under the Credit Agreement was 13.95% as of December 31, 2011.

On February 28, 2012, the Company executed the Fourth Amended and Restated Credit and Guaranty Agreement (the “Fourth Credit Agreement”). The Fourth Credit Agreement increased the maximum borrowings from $690,000,000 to $762,000,000 and extended the maturity date to April 30, 2013.

Unused fees of 1.25% accrued on the unused portion of the revolving credit facility, depending on the utilization percentage. The Company was required to make monthly payments of interest. Borrowings were collateralized by substantially all assets of the Company as a first priority lien.

Undisbursed term loan proceeds along with the proceeds of sales of customer contracts were held by an agent for the lenders until collateral requirements were met and the funds requested were made available for Company use. There were no undisbursed proceeds held by the agent for the lenders at December 31, 2011.

The credit agreement also included certain covenants that required, among other things, limitations on additional indebtedness and capital expenditures, restrictions on distributions, debt ratios and minimum liquidity as defined in the Fourth Credit Agreement, and specified financial reporting. As of December 31, 2011, the Company was compliant with the covenants under the Credit Agreement.

Interest Rate Swap Agreement

The Company entered into an interest rate swap agreement in 2009 to reduce its exposure to adverse movements in interest rates of a notional amount of $50,000,000 related to the Company’s term loan discussed above. The instrument was stated at fair value and recorded in other long-term obligations in the accompanying consolidated balance sheets. The Company designated the interest rate swap as a cash-flow hedge and, therefore, any change in the fair value of the instrument, which was highly effective, was included as a component of accumulated other comprehensive income until earnings were affected by the variability of cash flows. The net payments were recognized as an increase or decrease to interest expense in the consolidated statements of operations. The swap agreement expired on July 2, 2012.